Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 299,000	$ 268,000
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	49,600,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	6,100,000
Limited partnership interests	116,480,000	99,820,000
Write-downs of limited partnership	12,410,000	2,195,000	21,804,000
Commercial mortgage loans, net of valuation allowance	514,500,000	570,400,000
Total impaired mortgage loans	12,200,000
Valuation allowance on impaired mortgage loans	1,832,000		637,000	1,670,000
Average balance impaired mortgage loans	7,600,000	1,200,000	4,400,000
Interest income on collateral, net of fees	0	0	0
Debt securities	5,602,738,000	6,139,925,000
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	41,400,000	29,700,000
Write-downs of limited partnership
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	75,100,000	70,100,000
Write-downs of limited partnership
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	7,600,000	22,100,000	29,900,000
Gross losses realized on sales of fixed income securities	2,500,000	16,000,000	10,700,000
Write-downs of limited partnership	10,091,000	2,832,000	20,162,000
Fixed income securities on loan	60,700,000	57,900,000
Debt securities	5,602,738,000	6,139,925,000
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	42,500,000
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	4,700,000
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	1,400,000
Debt securities	285,700,000	288,100,000
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,600,000
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	41,000	58,000
Write-downs of limited partnership	(28,000)	531,000	2,210,000
Debt securities	$ 159,919,000	$ 295,678,000